Significant Accounting Policies - Components of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 14,575,719	¥ 15,024,188	¥ 17,015,089
Momo Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	12,541,205	12,631,119	15,740,815
Momo Inc [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	7,475,809	8,638,810	12,448,131
Momo Inc [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	4,845,744	3,742,637	2,846,057
Momo Inc [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	159,010	198,197	331,822
Momo Inc [Member] | Mobile Games [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	47,712	39,564	92,451
Momo Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	12,930	11,911	22,354
Tantan Limited [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	2,029,184	2,368,314	1,259,906
Tantan Limited [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	903,136	998,769
Tantan Limited [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,126,048	1,369,545	1,259,906
Qool Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	5,330	24,755	14,368
Qool Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 5,330	¥ 24,755	¥ 14,368